UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Gerald W. Perritt
300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 669-1650

Date of fiscal year end: October 31

Date of reporting period: July 1, 2006 to June 30, 2007

Proxy Voting Record for the Reporting Period from July 1, 2006 to June 30, 2007

        Perritt Funds, Inc. (the “Corporation”) is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The tables below disclose the following information for each matter relating to a portfolio security of the Perritt Emerging Opportunities Fund, the sole series of the Corporation (the “Fund”), considered at any shareholder meeting held during the period covered by this report, with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

•	The shareholder meeting date; and

•	A brief identification of the matter voted on.

        The tables also indicate whether: (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for or against the proposal or abstained (or withheld with respect to the election of directors); and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
ACR Group, Inc.	BRR	00087B101	08/17/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

ADDvantage Technologies Group, Inc.	AEY	0067433606	03/06/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

AeroCentury Corp.	ACY	007737109	05/02/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Allied Healthcare Products, Inc.	AHPI	019222108	11/16/2006

Matters voted on:	1. Election of directors. 2. Ratification of the adoption of the issuer’s Incentive Stock Plan for Non-Employee Directors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

American Medical Alert Corp.	AMAC	27904101	08/03/2006

Matters voted on:	1. Election of directors. 2. Approval of grant of additional shares under Stock Purchase Agreement. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

American Software, Inc.	AMSWA	029683109	08/28/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

American Technology Corporation	ATCO	030145205	05/09/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of amendments to the issuer’s 2005 Equity Incentive Plan. 4. Approval of certain terms of the issuer’s financing.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Amerigon Incorporated	ARGN	03070L300	10/16/2006

Matter voted on:	Approval of amendment to Articles of Incorporation, creating staggered board.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Ari Network Services, Inc.	ARIS	001930205	12/07/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

AXT, Inc.	AXTI	00246W103	05/22/2007

Matters voted on:	1. Election of directors.
2. Approval of restatement of equity compensation plan into the issuer’s 2007 Equity Incentive Plan, along with increase in authorized shares.
3. Ratification of selection of auditors.
4. Approval of adjournment to solicit additional votes in favor of proposals.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Baldwin Technology Company, Inc.	BLD	058264102	11/14/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Ballantyne of Omaha, Inc.	BTN	058516105	05/23/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Basin Water Inc.	BWTR	07011T306	05/10/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Birner Dental Management Services, Inc.	BDMS	091283200	06/05/2007

Matters voted on:	1. Election of directors. 2. Approval of amendment to the issuer’s 2005 Equity Incentive Plan, increasing authorized shares.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Cardiotech International, Inc.	CTE	14160C100	10/11/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Carriage Services, Inc.	CSV	143905107	05/22/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Employee Stock Purchase Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Cascade Microtech, Inc.	CSCD	147322101	05/18/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Catalyst Semiconductor, Inc.	CATS	148881105	09/22/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

CE Franklin Ltd.	CFK	125151100	05/02/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors and authorization of Board of Directors to fix remuneration of auditors. 3. Approval of amendments to the issuer’s Stock Option Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

CECO Environmental Corp.	CECE	125141101	05/23/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Equity Incentive Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Century Casinos, Inc.	CNTY	156492100	06/20/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Ceragon Networks Ltd.	CRNT	M22013102	11/23/2006

Matters voted on:	1. Approval of amendment to Articles of Association.
2. Election of directors.
3. Election of external directors and approval of their compensation.
4. Ratification of selection of auditors and authorization of Board of Directors to fix remuneration of auditors.
5. Approval of the issuer’s directors and officers liability insurance policy.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Collegiate Pacific Inc.	BOO	194589206	12/15/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of the issuer’s 2007 Stock Option Plan

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

COMARCO, Inc.	CMRO	200080109	06/12/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Commonwealth Biotechnologies, Inc.	CBTE	202739108	02/09/2007

Matter voted on:	Approval of issuance of stock in connection with acquisition pursuant to Stock Purchase Agreement.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Commonwealth Biotechnologies, Inc.	CBTE	202739108	05/18/2007

Matters voted on:	1. Election of directors.
2. Approval of the issuer’s 2007 Stock Incentive Plan.
3. Approval of amendment to Articles of Incorporation to create class of preferred stock.
4. Approval of amendment to Articles of Incorporation to increase authorized shares.
5. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Core Molding Technologies, Inc.	CMT	218683100	05/16/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Cost-U-Less, Inc.	CULS	221492101	05/15/2007

Matters voted on:	1. Election of directors. 2. Approval of amendment to Articles of Incorporation, removing certain super majority voting requirements. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

CRM Holdings Ltd.	CRMH	G2554P103	05/02/2007

Matters voted on:	1. Election of directors.
2. Approval to direct the issuer to elect directors of affiliate company.
3. Ratification of selection of auditors and authorization of audit committee to fix remuneration of auditors.
4. Approval of the issuer’s 2007 Employee Stock Purchase Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

CyberOptics Corporation	CYBE	232517102	05/21/2007

Matters voted on:	1. Election of directors. 2. Approval of amendment to the issuer’s 1998 Stock Incentive Plan to extend the termination date.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Cybex International, Inc.	CYBI	23252E106	05/09/2007

Matters voted on:	1. Election of directors. 2. Approval of amendment to the issuer’s 2005 Omnibus Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Ditech Networks, Inc.	DITC	25500T108	09/15/2006

Matters voted on:	1. Election of directors.
2. Approval of amendments to the issuer’s 2000 Non-Qualified Stock Plan, including an increase in authorized shares.
3. Approval of amendment to the issuer’s 1999 Employee Stock Purchase Plan, increasing authorized shares.
4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

EFJ, Inc.	EFJI	26843B101	06/08/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

EFJ, Inc	EFJI	26843B101	08/25/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Emak Worldwide, Inc.	EMAK	26861V104	05/31/2007

Matters voted on:	1. Election of directors. 2. Approval of amendment to Certificate of Designation of the issuer’s preferred stock. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Emerson Radio Corp.	MSN	291087203	11/21/2006

Matters voted on:	1. Election of directors. 2. Approval of amendment to the issuer’s 2004 Non-Employee Outside Director Stock Option Plan, increasing authorized shares. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Envoy Communications Group Inc.	ECGI	293986303	03/30/2007

Matters voted on:	1. Election of directors.
2. Ratification of selection of auditors.
3. Approval of amendment to Articles of Incorporation, changing name to Envoy Capital Group Inc.
4. Approval of amendment to Articles of Incorporation, removing maximum number of common shares authorized for issuance.
5. Approval of amendment to Articles of Incorporation, reducing stated capital of common shares.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Evolving Systems, Inc.	EVOL	30049R100	06/15/2007

Matters voted on:	1. Election of directors.
2. Approval of amendment to Certificate of Incorporation, increasing authorized shares.
3. Approval of the issuer’s 2007 Stock Incentive Plan.
4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Exide Technologies	XIDE	302051206	08/22/2006

Matters voted on:	1. Election of directors. 2. Approval of rights offering.
3. Approval of amendment to Certificate of Incorporation, increasing authorized shares.
4. Approval of amendment to the issuer’s 2004 Stock Incentive Plan.
5. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Far East Energy Corporation	FEEC	307325100	12/15/2006

Matter voted on:	Election of directors. Shareholder proposed its own slate of directors.

        The matter was proposed by the issuer other than the slate of directors proposed by the shareholder, the Fund cast its vote on the matter, the Fund cast its vote for management’s slate of directors and the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Flexible Solutions International, Inc.	FSI	33938T104	06/21/2007

Matters voted on:	1. Election of directors. 2. Approval of granting of options.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Flexsteel Industries, Inc.	FLXS	339382103	12/11/2006

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2006 Stock Option Plan. 3. Approval of amendment to Restated Articles of Incorporation, increasing the number of directors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Force Protection, Inc.	FRPT	345203202	09/18/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Force Protection, Inc.	FRPT	345203202	06/21/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Fortune Industries, Inc.	FFI	34963X200	01/11/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Frequency Electronics, Inc.	FEIM	358010106	09/27/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
FSI International, Inc.	FSII	302633102	01/17/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Global Traffic Network, Inc.	GNET	37947B103	12/08/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Globecomm Systems Inc.	GCOM	37956X103	11/16/2006

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2006 Stock Incentive Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Golden Odyssey Mining, Inc.	GOE.V	38113R104	11/14/2006

Matters voted on:	1. Election of directors, including fixing number of directors at four.
2. Ratification of selection of auditors and authorization of Board of Directors to fix remuneration of auditors.
3. Approval of the issuer’s Stock Option Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

GP Strategies Corporation	GPX	36225V104	09/14/2006

Matters voted on:	1. Election of directors. 2. Approval of amendment to Restated Certificate of Incorporation, eliminating authorized shares of Class B stock. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

GTSI Corp.	GTSI	36238K103	05/03/2007

Matters voted on:	1. Election of directors. 2. Approval of amendments to the issuer’s 1996 Stock Incentive Plan, including an increase in authorized shares.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Hastings Entertainment, Inc.	HAST	418365102	06/06/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Hauppauge Digital, Inc.	HAUP	419131107	10/17/2006

Matters voted on:	1. Election of directors.
2. Approval of amendment to the issuer’s 2003 Performance and Equity Incentive Plan, increasing authorized shares.
3. Approval of amendments to the issuer’s Employee Stock Purchase Plan, including increase in authorized shares.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Hawk Corporation	HWK	420089104	05/30/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Health Fitness Corporation	HFIT	42217V102	05/21/2007

Mattersvotedon:	1. Election of directors. 2. Approval of the issuer’s Amended and Restated 2005 Stock Option Plan. 3. Approval of the issuer’s 2007 Equity Incentive Plan. 4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Hurco Companies, Inc.	HURC	447324104	03/14/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
IA Global, Inc.	IAO	44920E104	06/29/2007

Matters voted on:	1. Election of directors.
2. Approval of the amendment and restatement of the issuer’s Certificate of Incorporation.
3. Ratification of selection of auditors.
4. Approval of the issuer’s 2007 Stock Incentive Plan.
5. Approval of the amendment and restatement of the issuer’s Bylaws.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Image Entertainment, Inc.	DISK	452439201	10/10/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

International Absorbents Inc.	IAX	45885E203	06/07/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors and authorization of audit committee to fix remuneration of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Iridex Corporation	IRIX	462684101	06/07/2007

Matters voted on:	1. Election of directors. 2. Approval of amendment to the issuer’s 1998 Stock Plan, increasing authorized shares. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Isoray, Inc.	ISRY	46489V104	02/20/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

John B. Sanfilippo & Son, Inc.	JBSS	800422107	11/06/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
KMG Chemicals, Inc.	KMGB	482564101	11/28/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

KSW, Inc.	KSW	48268R106	05/08/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Landec Corporation	LNDC	514766104	10/12/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

LMI Aerospace, Inc.	LMIA	502079106	06/13/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

LMS Medical Systems Inc.	LMZ	502089105	08/09/2006

Matters voted on:	1. Election of directors.
2. Ratification of selection of auditors and authorization of Board of Directors to fix remuneration of auditors.
3. Approval of amendments to the issuer’s directors’ deferred share unit and stock plan, including increase in authorized shares.
4. Approval of amendment to the issuer’s share bonus plan, increasing authorized shares.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Loud Technologies, Inc.	LTEC	545731200	05/23/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Mad Catz Interactive, Inc.	MCZ	556162105	08/29/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Man Sang Holdings, Inc.	MHJ	561651209	08/03/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Maritrans Inc.	TUG	570363101	11/28/2006

Matters voted on:	1. Approval of merger agreement. 2. Approval of adjournment to solicit additional votes to approve the merger agreement.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Matrixx Initiatives, Inc.	MTXX	57685L105	05/15/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Meadow Valley Corporation	MVCO	583185103	06/11/2007

Matters voted on:	1. Election of directors.
2. Ratification of selection of auditors.
3. Approval of shareholder proposal to act in the most expeditious manner to liquidate certain assets and distribute proceeds to shareholders.

        For each matter, (a) the matter was proposed by the issuer other than the shareholder proposal to liquidate certain assets; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal other than the shareholder proposal to liquidate certain assets (the Fund voted against the shareholder proposal); and (d) the Fund cast its vote for management.

MEDTOX Scientific, Inc.	MTOX	584977201	05/23/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of the issuer’s Executive Incentive Compensation Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Metalico, Inc.	MEA	591176102	05/22/2007

Matters voted on:	1. Election of directors. 2. Approval of amendments to Third Amended and Restated Certificate of Incorporation, including increase in authorized common shares.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Met-Pro Corporation	MPR	590876306	06/06/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

MFRI, Inc.	MFRI	552721102	06/19/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Micronetics, Inc.	NOIZ	595125105	10/19/2006

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2006 Equity Incentive Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Microtek Medical Holdings, Inc.	MTMD	59515B109	05/22/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Employee Stock Purchase Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Modtech Holdings, Inc.	MODT	60783C100	06/19/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Monterey Gourmet Foods, Inc.	PSTA	612570104	06/22/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Napco Security Systems, Inc.	NSSC	630402105	12/06/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

National Dentex Corporation	NADX	63563H109	05/15/2007

Matters voted on:	1. Election of directors. 2. Approval of amendment to the issuer’s 1992 Employees’ Stock Purchase Plan, increasing shares reserved for purchase. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

New Dragon Asia Corp.	NWD	64378H102	05/21/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
New Gold Inc.	NGD	644535106	05/03/2007

Matters voted on:	1. Approval to fix the number of directors at six.
2. Election of directors.
3. Ratification of selection of auditors and authorization of Board of Directors to fix remuneration of auditors.
4. Approval of amendment to the issuer’s Stock Option Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Newtek Business Services, Inc.	NEWT	652526104	05/30/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Nicholas Financial, Inc.	NICK	65373J209	08/09/2006

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s Equity Incentive Plan. 3. Approval of alteration to Articles of the issuer to a new form of Articles. 4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Nobility Homes, Inc.	NOBH	654892108	03/02/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

North American Galvanizing & Coatings, Inc.	NGA	65686Y109	05/15/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

O. I. Corporation	OICO	670841105	05/21/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Overhill Farms, Inc.	OFI	690212105	06/12/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Overland Storage, Inc.	OVRL	690310107	11/14/2006

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2006 Employee Stock Purchase Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Pacific Internet Limited	PCNTF	Y66183107	11/07/2006

Matters voted on:	1. Approval of removal of pre-requisition directors.
2. Approval of removal of directors appointed after September 8, 2006.
3. Election of independent directors.
4. Election of executive director.
5. Election of Vantage directors.
6. Election of directors nominated by shareholders.
7. Authorization of inspection of proxy forms.
8. Approval of resolution to require a majority of independent directors.

        For each matter, (a) the matter was proposed by the issuer other than the directors nominated by shareholders; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal other than the directors nominated by shareholders; and (d) the Fund cast its vote for management.

Pacific Internet Limited	PCNTF	Y66183107	06/13/2007

Matters voted on:	1. Ratification of selection of auditors and authorization of Board of Directors to fix remuneration of auditors.
2. Adoption of the Audited Consolidated Accounts and Statement of Directors.
3. Approval of director fees.
4. Authorization for directors to issue and allot shares.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

PacificNet, Inc.	PACT	69511V207	12/15/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of amendment to the issuer’s 2005 Stock Option Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
PDG Environmental, Inc.	PDGE	693283103	07/28/2006

Matters voted on:	1. Election of directors. 2. Approval of amendment to the issuer’s Incentive Stock Option Plan, increasing authorized shares. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Pediatric Services of America, Inc.	PSAI	705323103	02/06/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Perceptron, Inc.	PRCP	71361F100	11/13/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Pharsight Corporation	PHST	71721Q101	08/10/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

PHC, Inc.	PIHC	693315103	12/20/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Proliance International, Inc.	PLI	74340R104	05/03/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Q.E.P. Co. Inc.	QEPC	747727K102	07/28/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Questar Assessment, Inc.	QUSA	74837A101	04/25/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Radyne Corporation	RADN	750611402	05/30/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Stock Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

RCM Technologies, Inc.	RCMT	749360400	06/14/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Omnibus Equity Compensation Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Ready Mix, Inc.	RMX	755747102	06/11/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Red Lion Hotels Corporation	RLH	756764106	05/17/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Relm Wireless Corporation	RWC	759525108	05/16/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Non-Employee Directors’ Stock Option Plan. 3. Approval of the issuer’s 2007 Incentive Compensation Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Rentrak Corporation	RENT	760174102	08/17/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
RF Monolithics, Inc.	RFMI	74955F106	01/17/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2006 Equity Incentive Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Rimage Corporation	RIMG	766721104	05/15/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Stock Incentive Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Shoe Pavilion, Inc.	SHOE	824894109	05/29/2007

Matters voted on:	1. Election of directors. 2. Approval of amendment and restatement of the issuer’s Non-Employee Director Stock Option Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Silverleaf Resorts, Inc.	SVLF	828395103	05/08/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

SM&A	WINS	78465D105	06/05/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Equity Incentive Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Socket Communications, Inc.	SCKT	833672108	04/18/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Span-America Medical Systems, Inc.	SPAN	846396109	02/08/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer's 2007 Equity Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Sparton Corporation	SPA	847235108	10/25/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Spectrum Control, Inc.	SPEC	847615101	04/02/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Stockgroup Information Systems, Inc.	SWEB	861273100	05/29/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Stock Option Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Tandy Brands Accessories, Inc.	TBAC	875378101	10/31/2006

Matters voted on:	1. Election of directors. 2. Approval of shareholder proposal to rescind preferred share purchase rights plan.

        For each matter, (a) the matter was proposed by the issuer other than the shareholder proposal to rescind the rights plan; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal other than the shareholder proposal to rescind the rights plan (the Fund voted against the shareholder proposal); and (d) the Fund cast its vote for management.

TechTeam Global, Inc.	TEAM	878311109	05/16/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of the issuer’s 2006 Incentive Stock and Awards Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Telecommunication Systems, Inc.	TSYS	87929J103	06/14/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s Fifth Amended and Restated 1997 Stock Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Terra Nova Acquisition Corporation	TNVA	88101E102	02/12/2007

Matters voted on:	1. Approval of merger agreement.
2. Approval of amendment to Certificate of Incorporation, changing name to ClearPoint Business Resources, Inc.
3. Approval of amendment to Certificate of Incorporation, increasing authorized shares.
4. Approval of amendments to Certificate of Incorporation, making changes in connection with merger.
5. Approval of the issuer’s 2006 Long-Term Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Teton Energy Corporation	TEC	881628101	05/03/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

TGC Industries, Inc.	TGE	872417308	06/05/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

The Inventure Group, Inc.	SNAK	461214108	05/22/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Tier Technologies, Inc.	TIER	88650Q100	02/28/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Tor Minerals International, Inc.	TORM	890878101	05/18/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

TransAct Technologies Incorporated	TACT	892918103	05/15/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Tripos, Inc.	TRPS	896928108	03/15/2007

Matters voted on:	1. Approval of asset sale transaction.
2. Approval of adjournment to solicit additional votes in favor of sale transaction.
3. Approval of plan of dissolution, if sale approved.
4. Approval of adjournment to solicit additional votes in favor of dissolution.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Turbosonic Technologies, Inc.	TSTA	900010109	12/12/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Twin Disc, Incorporated	Twin Disc, Incorporated	Twin Disc, Incorporated	Twin Disc, Incorporated

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s amended 2004 Stock Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

U.S. Home Systems, Inc.	USHS	90335C100	06/05/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Universal Power Group, Inc.	UPG	913788105	06/18/2007

Matters voted on:	1. Election of directors. 2. Approval of amendment to the issuer’s 2006 Stock Option Plan, increasing authorized shares. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Universal Stainless & Alloy Products, Inc.	USAP	913837100	05/15/2007

Matters voted on:	1. Election of directors. 2. Approval of amendments to the issuer’s Stock Incentive Plan, including increase in authorized shares. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Varsity Group, Inc.	VSTY	922281100	06/14/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Veri-Tek International, Corp.	VCC	92342X101	06/18/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Versant Corporation	VSNT	925284309	04/23/2007

Matters voted on:	1. Election of directors.
2. Approval of amendment to 2005 Equity Incentive Plan, increasing authorized shares.
3. Approval of amendment to 2005 Employee Stock Purchase Plan, increasing authorized shares.
4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Versar, Inc.	VSR	925297103	11/15/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Vista Gold Corp.	VGZ	927926204	11/16/2006

Matter voted on:	Approval of an arrangement under the Business Corporations Act involving certain parties.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Vista Gold Corp.	VGZ	9257926204	05/07/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Willdan Group, Inc.	WLDN	96924N100	06/11/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of the issuer’s 2006 Stock Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Williams Controls, Inc.	WMCO	969465608	02/28/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
World Air Holdings, Inc.	WLDA	98142V104	08/16/2006

Matter voted on:	Approval of the arrangement under the Business Corporations Act involving certain parties.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Xilinx, Inc.	XLNX	983919101	07/26/2006

Matters voted on:	1. Election of directors.
2. Approval of amendment to the issuer’s 1990 Employee Qualified Stock Purchase Plan, increasing shares reserved for issuance.
3. Approval of the issuer's 2007 Equity Incentive Plan.
4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Dated August 30, 2007.

PERRITT FUNDS, INC.
By: /s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)